Long-Term Debt - Schedule of Long-term Debt Consists (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Revolving Credit Facility	$ 635,916	$ 236,380
Total debt	635,916	236,380
Less: Deferred financing costs	0	(1,115)
Current maturities	0	0
Total long-term debt, net	$ 635,916	$ 235,265